SHARE-BASED COMPENSATION - Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share options.
Weighted average assumptions used in the BSM pricing model for grants made
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Synthetic Options And PSU's
Weighted average assumptions used in the BSM pricing model for grants made
Risk-free interest rate (as a percent)	13.05%
Synthetic Options And PSU's | Minimum
Weighted average assumptions used in the BSM pricing model for grants made
Business unit's expected annual volatility (as a percent)	64.20%	30.50%	30.90%
Expected annual volatility (as a percent)			47.00%
Risk-free interest rate (as a percent)		9.11%	1.54%
Synthetic Options And PSU's | Maximum
Weighted average assumptions used in the BSM pricing model for grants made
Business unit's expected annual volatility (as a percent)	74.40%	86.00%	75.20%
Expected annual volatility (as a percent)			51.40%
Risk-free interest rate (as a percent)		12.78%	8.83%